Significant accounting policies - Basis of consolidation (Details)	12 Months Ended
Dec. 31, 2021
Sigma Holdings
Basis of consolidation
Ownership interest (in percent)	100.00%
SMSA
Basis of consolidation
Ownership interest (in percent)	100.00%